Stockholders’ Equity	12 Months Ended
Dec. 31, 2023
Stockholders’ Equity [Abstract]
Stockholders’ equity
22.	Stockholders’ equity

Stockholders’ equity as of December 31, 2023, 2022 and 2021 by number of shares, is as follows:

	Betterware de México, S.A.P.I. de C.V.
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021

Fixed capital	10,000	10,000	10,000
Variable capital	37,306,546	37,306,546	37,306,546
	37,316,546	37,316,546	37,316,546

2023

The capital stock is represented by fully subscribed and paid common shares with no par value, with the exception of fixed capital, for which the par value per share is Ps.10. The variable capital stock is unlimited. As of December 31, 2023, 2022 and 2021 the Group had 72,626, 356,029 and 283,403 treasury shares, for which no dividend is paid.

2022

In 2022, during the months of February to March, the Group repurchased 72,626 shares equivalent to Ps.25,321 according to the program approved on September 10, 2021, by the Board of Directors, where up to US$50,000 may be repurchased, until December 31, 2022.

2021

During the Ordinary Shareholders’ Meeting held on February 18, 2021, a reclassification of Ps.876,518 from share premium account to retained earnings was approved.

On June 21, 2021, the Group issued 731,669 treasury shares in favor to Campalier, related to the long-term incentive plan based on shares with the Executive Chairman of the Board, agreed between Shareholders on August 15, 2019, and modified on July 30, 2020.

Dividends

2023

On March 8, 2023, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.100,000, which were paid in cash on March 21, 2023. Part of this amount (Ps.52,518) was paid to Campalier based on its shareholding. The dividend per share was Ps.2.67.

On May 15, 2023, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.150,000, which were paid in cash on May 26, 2023. Part of this amount (Ps.78,777) was paid to Campalier based on its shareholding. The dividend per share was Ps.4.02.

On August 9, 2023, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.200,000, which were paid in cash on August 24, 2023. Part of this amount (Ps.105,036) was paid to Campalier based on its shareholding. The dividend per share was Ps.5.36.

On November 9, 2023, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.200,000, which were paid in cash on November 24, 2023. Part of this amount (Ps.105,036) was paid to Campalier based on its shareholding. The dividend per share was Ps.5.36.

2022

On February 11, 2022, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.350,000, which were paid in cash on March 3, 2022. Part of this amount (Ps.183,812) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.38.

On April 29, 2022, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.350,000, which were paid in cash on June 22, 2022. Part of this amount (Ps.183,812) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.38.

On August 19, 2022, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.200,000, which were paid in cash on September 8, 2022. Part of this amount (Ps.105,035) was paid to Campalier based on its shareholding. The dividend per share was Ps.5.36.

On October 28, 2022, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.50,000, which were paid in cash on December 28, 2022. Part of this amount (Ps.26,259) was paid to Campalier based on its shareholding. The dividend per share was Ps.1.34.

2021

On February 18, 2021, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.350,000, which were paid in cash on March 4, 2021. Part of this amount (Ps.180,489) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.57.

On May 12, 2021, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.350,000, which were paid in cash on May 20, 2021. Part of this amount (Ps.180,489) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.57.

On August 13, 2021, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps.350,000, which were paid in cash on August 19, 2021. Part of this amount (Ps.183,812) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.38.

On October 29, 2021, the General Shareholders’ Meeting approved a payment of dividends in the amount of Ps.350,000, which were paid in cash on November 4, 2021. Part of this amount (Ps.183,812) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.38.

Legal reserve

Retained earnings include the statutory legal reserve. The Mexican General Corporate Law requires that at least 5% of net income of the year be transferred to the legal reserve until the reserve equals 20% of common stock at par value (historical pesos). The legal reserve may be capitalized but may not be distributed unless the Group is dissolved. The legal reserve must be replenished if it is reduced for any reason. As of December 31, 2023, 2022 and 2021, the legal reserve, in pesos, was Ps.10,679 and it is included in retained earnings.